Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	₩ 1,221,977	₩ 976,589	₩ 887,753
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	35,061	80,220
New And Renewable Energy [Member]
Disclosure of other provisions [line items]
Other provisions	₩ 45,150	₩ 64,249